TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
TRADE AND OTHER PAYABLES [Text Block]

13. TRADE AND OTHER PAYABLES

Trade and other payables of the Company are principally comprised of amounts outstanding for trade purchases relating to exploration activities and amounts payable for operating and financing activities. The usual credit period taken for trade purchases is 30 days. The majority of the Company's payables relates to development and exploration expenditures, legal and office expenses, and consulting fees.

The following is a breakdown of the trade and other payables:

As at	December 31, 2023	December 31, 2022
Total Accounts Payable	$2,426,556	$2,053,426
Accrued Liabilities	889,090	580,485
Total Trade and Other Payables	$3,315,646	$2,633,911

Accrued liabilities at December 31, 2023 and 2022, include mostly accruals for project exploration and development expenditures, payroll, bonus, vacation, professional services, and office expenses.